Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Schedule of Inventories

	December 31,
Description	2022	2021

Maintenance materials and parts	741,101	597,204
Flight attendance and uniforms	21,922	13,655
Provision for losses	(41,285)	(38,935)
Total, net	721,738	571,924

Schedule of Provision losses on inventories
Set out below is the movement of the provision for inventory losses:

	December 31,
Description	2022	2021

Balances at the beginning of the year	(38,935)	(49,153)
Additions	(5,652)	(10,681)
Write-offs	3,302	2,566
Reversal of impairment	—	18,333
Balances at the end of the year	(41,285)	(38,935)